Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
16.	Related Party Transactions

ConGlobal Industries, Inc. is a minority stockholder of the Company and provides containers and labor on domestic projects.  The Company recognized Cost of Goods Sold of $845,692, $254,251 and $2,164,719, for services ConGlobal Industries, Inc. rendered during the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, respectively. For the year ended December 31, 2010 and for the nine months ended September 30, 2011, $36,622 and $1,750, respectively, of such expenses are included in accounts payable and accrued expenses in the accompanying balance sheets.

The Lawrence Group is a minority stockholder of the Company and is a building design, development and project delivery firm. The Company recognized Pre-project Expenses of $5,483 and $7,527 for consulting services The Lawrence Group rendered during the years ended December 31, 2010 and 2009, respectively. For the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, $103,782, $98,300, and $103,782, respectively, of such expenses are included in accounts payable and accrued expenses in the accompanying balance sheets.

The Company has accrued certain reimbursable expenses of owners of the Company. Such expenses amounted to $47,363, $35,226 and $0, for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011, respectively.